Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital

The calculation of adjusted net debt, adjusted shareholders’ equity and adjusted capital is set out in the following table:

	2018	2017

Short-term debt	$629	$730
Current portion of long-term debt	1,003	–
Long-term debt	7,591	3,711

Total debt	9,223	4,441
Cash and cash equivalents	(2,314)	(116)

Net debt	6,909	4,325
Unamortized fair value adjustments	(444)	–

Adjusted net debt	6,465	4,325

Total shareholders’ equity	24,425	8,303
Accumulated other comprehensive (income) loss	291	(25)

Adjusted shareholders’ equity	24,716	8,278

Adjusted capital	$31,181	$12,603

Components of Ratios

The Company monitors the following ratios:

	2018	2017

		(Note 33)
Ratios
Adjusted net debt to adjusted EBITDA	1.64	4.28
Adjusted EBITDA to adjusted finance costs	8.15	4.75
Adjusted net debt to adjusted capital	20.7%	34.3%

Summary of EBITDA, Adjusted EBITDA and Adjusted Finance Costs

Other components of ratios above are calculated as follows:

	2018	2017

		(Notes 33)
Net (loss) earnings from continuing operations	$(31)	$154
Finance costs	538	238
Income taxes	(93)	(183)
Depreciation and amortization	1,592	692

EBITDA	2,006	901
Impairment of property, plant and equipment	1,809	–
Merger and related costs	170	84
Share-based compensation	116	26
Defined Benefit Plans Curtailment Gain	(157)	–

Adjusted EBITDA	$3,944	$1,011

	2018	2017

Finance costs	$538	$238
Unwinding of discount on asset retirement obligations	(51)	(17)
Borrowing costs capitalized to property, plant and equipment	12	11
Interest on net defined benefit pension and other post-retirement plan obligations	(15)	(19)

Adjusted finance costs	$484	$213